Schedule of Warrant Derivative Liabilities (Details)	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019
Measurement Input, Expected Term [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	1 year 8 months 12 days	2 years 5 months 12 days	3 years 5 months 12 days
Measurement Input, Expected Term [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	4 years 6 months	4 years 9 months 14 days	5 years 9 months 18 days
Measurement Input, Risk Free Interest Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.28	0.13	1.62
Measurement Input, Risk Free Interest Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.76	0.36	1.76
Measurement Input, Price Volatility [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	153.59	150.55	144.56
Measurement Input, Price Volatility [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	142.59	140.95	127.63
Measurement Input, Expected Dividend Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0	0.0
Measurement Input, Expected Dividend Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0	0.0
Transaction Date Closing Market [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.38	0.60
Transaction Date Closing Market [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.38	0.60
Measurement Input, Exercise Price [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.50	0.50
Measurement Input, Exercise Price [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.33	0.33